Revenue and Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2022
Revenue and Segment Reporting [Abstract]
Schedule of disaggregation of revenue
	For the Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000

Revenue from contracts with customers
General adult English training	146,272	14,942
Overseas training services	76,916	44,205
Online English training	132,167	130,108
Junior English training	48,334	35,474
Others English language-related services	7,630	2,175
Digital asset mining	-	10,920
Total	411,319	237,824

Schedule of segment revenue and results
			For the six months ended June 30, 2022
	General adult English training	Overseas training services	Online English training	Junior English training	Digital asset mining	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Reportable segment revenue	14,942	44,205	130,108	35,474	10,920	235,649
Reportable segment gross profit	4,461	22,687	61,140	15,073	(1,468)	103,361

		For the six months ended June 30, 2021
	General adult English training	Overseas training services	Online English training	Junior English training	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Reportable segment revenue	146,272	76,916	132,167	48,334	403,689
Reportable segment gross profit	52,883	25,234	63,654	(3,791)	137,980

Schedule of reconciliations of reportable segment revenues
	For the Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000

Revenue
Reportable segment revenue	359,243	235,649
Other revenue	52,076	2,175

Consolidated revenue (note 18(a))	411,319	237,824

Profit
Reportable segment profit	137,980	103,361
Other profit	(1,018)	2,175

Reportable segment profit derived from Group’s external customers	136,962	105,536

Selling and marketing expenses	(147,543)	(51,801)
General and administrative expenses	(96,677)	(50,187)
Research and development expenses	(7,526)	(5,339)
Interest income	173	109
Interest expenses	(3,475)	(14)
Foreign currency exchange loss, net	(1,054)	4,455
Loss on disposal of subsidiaries	(5,495)	(9,653)
Government grants	6,369	2,177
Equity in income on equity method investments	1,449	2,984
Depreciation and amortization	(7,072)	(8,517)
Share-based compensation expenses	(38,358)	(5,099)
Warrant financing	(2,404)	-
Others, net	10,349	17,372
Unallocated head office and corporate expenses	(12,084)	(4,179)

Consolidated loss before income tax	(166,386)	(2,156)